Investment Properties - Summary of Investment Properties (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Disclosure of detailed information about investment property [Line Items]
Beginning balance	$ 8,169
Depreciation expense	(22)		$ (25)	$ (21)
Reversal of impairment loss	27	$ 1	57	19
Ending balance	9,621	$ 343	8,169
Carrying Amount [Member]
Disclosure of detailed information about investment property [Line Items]
Beginning balance	9,214		9,392	9,135
Additions	1,359		1	6
Disposal	(37)		(6)
Reclassification	126		(173)	251
Ending balance	10,662		9,214	9,392
Accumulated depreciation, amortization and impairment [Member]
Disclosure of detailed information about investment property [Line Items]
Beginning balance	(1,045)		(1,105)	(1,087)
Depreciation expense	(22)		(25)	(21)
Disposal			6
Reclassification	(1)		22	(16)
Reversal of impairment loss	27		57	19
Ending balance	$ (1,041)		$ (1,045)	$ (1,105)